Supplemental Guarantor Information (Details) (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014
Accounts Receivable, Allowances	$ 8,871	$ 6,298	$ 8,138	$ 8,510